OPERATING SEGMENTS - Geographic information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING SEGMENTS
Interest and valuation	$ 16,135,745	$ 16,688,650	$ 17,380,684
Long-lived assets	18,690,168	16,323,529	14,726,048
Operating Segments
OPERATING SEGMENTS
Interest and valuation	16,135,317	16,687,505	17,551,479
Operating Segments | Reportable Operating Segments
OPERATING SEGMENTS
Interest and valuation	16,279,789	16,946,394	17,881,929
Long-lived assets	11,034,558	9,786,526	8,552,554
Operating Segments | Reportable Operating Segments | Colombia
OPERATING SEGMENTS
Interest and valuation	11,605,829	12,152,560	13,129,674
Long-lived assets	9,413,340	8,381,397	7,095,848
Operating Segments | Reportable Operating Segments | Panama
OPERATING SEGMENTS
Interest and valuation	2,251,653	2,400,442	2,592,875
Long-lived assets	838,278	737,039	792,841
Operating Segments | Reportable Operating Segments | Puerto rico
OPERATING SEGMENTS
Interest and valuation	49,662	64,104	83,303
Long-lived assets	1,644	1,413	1,586
Operating Segments | Reportable Operating Segments | El Salvador
OPERATING SEGMENTS
Interest and valuation	1,194,026	1,227,645	1,097,976
Long-lived assets	434,212	370,983	373,378
Operating Segments | Reportable Operating Segments | Costa Rica
OPERATING SEGMENTS
Long-lived assets		72	107
Operating Segments | Reportable Operating Segments | Guatemala
OPERATING SEGMENTS
Interest and valuation	1,178,619	1,101,643	978,101
Long-lived assets	347,084	295,622	288,794
Eliminations and translation adjustment
OPERATING SEGMENTS
Interest and valuation	(144,044)	(257,744)	(501,245)
Long-lived assets	$ 7,655,610	$ 6,537,003	$ 6,173,494